Schedule of sundry provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions, current	R$ 1,289,263	R$ 874,208
Sundry provisions, current	465,051	362,407
Sundry provisions, current	824,212	511,801
Recovery of environmental damage member
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions, current	1,035,426	602,490
Provision for customers rebates member
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions, current	101,253	123,465
Other member
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions, current	R$ 152,584	R$ 148,253